Inventories (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Current inventories	$ 3,075,006	$ 12,176,644
AGGRASTAT
Disclosure of products and services [line items]
Finished product available-for-sale	2,058,776	3,418,652
Unfinished product and packaging materials	1,016,230	697,767
Active Pharmaceutical Ingredients (API)
Disclosure of products and services [line items]
Finished product available-for-sale	0	4,693,448
Work-in-progress	0	1,914,910
Raw material and packaging material	$ 0	$ 1,451,867